IMPAIRMENT OF LONG-TERM ASSETS (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Impairment of long-term assets:
Number of vessels | vessel	8
Impairment of long-term assets	$ 1,706,000	$ 1,957,000	$ 500,000
Vessels, net	1,883,066,000	$ 2,336,144,000
Gandria
Impairment of long-term assets:
Market value	20,300,000
Vessels, net	23,300,000
Deficit	3,000,000
Golar Arctic
Impairment of long-term assets:
Impairment of long-term assets	0
Market value	108,300,000
Vessels, net	143,500,000
Deficit	35,200,000
Golar Frost
Impairment of long-term assets:
Market value	197,300,000
Vessels, net	199,500,000
Deficit	2,200,000
Golar Glacier
Impairment of long-term assets:
Market value	190,500,000
Vessels, net	195,000,000
Deficit	4,500,000
Golar Ice
Impairment of long-term assets:
Market value	193,000,000
Vessels, net	204,100,000
Deficit	11,100,000
Golar Kelvin
Impairment of long-term assets:
Market value	192,000,000
Vessels, net	197,200,000
Deficit	5,200,000
Golar Snow
Impairment of long-term assets:
Market value	193,000,000
Vessels, net	203,700,000
Deficit	10,700,000
Golar Viking
Impairment of long-term assets:
Market value	111,300,000
Vessels, net	120,400,000
Deficit	$ 9,100,000